INCOME TAXES	9 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
Dole recorded income tax expense of $15.5 million on $28.4 million of income from continuing operations before income taxes and equity earnings for the three months ended September 30, 2024 and income tax expense of $75.4 million on $209.3 million of income from continuing operations before income taxes and equity earnings for the nine months ended September 30, 2024. Dole recorded income tax expense of $13.0 million on $63.3 million of income from continuing operations before income taxes and equity earnings for the three months ended September 30, 2023 and income tax expense $40.6 million on $183.5 million of income from continuing operations before income taxes and equity earnings for the nine months ended September 30, 2023. Dole’s effective tax rate varies significantly from period to period due to the level, mix and seasonality of earnings generated in Ireland and its various foreign jurisdictions, including the U.S. For the three months ended September 30, 2024, the Company’s income tax expense differed from the Irish statutory rate of 12.5% primarily due to U.S. global intangible low-taxed income (“GILTI”) provisions of the 2017 Tax Cuts and Jobs Act (“Tax Act”), U.S. Subpart F income inclusion, an increase in liabilities for uncertain tax positions, impacts of Ireland passing a tax bill in 2023 that implements Pillar Two of the Organization for Economic Co-operation and Development (“Pillar Two”) and operations in foreign jurisdictions that are taxed at different rates than the Irish statutory tax rate. For the nine months ended September 30, 2024, the Company’s income tax expense differed from the Irish statutory rate of 12.5% primarily due to the gain on the sale of the equity interest in the Progressive Produce business taxed in the U.S., a nondeductible goodwill impairment charge, U.S. GILTI provisions of the Tax Act, U.S. Subpart F income inclusion, a net increase in liabilities for uncertain tax positions, impacts of Pillar Two and operations in foreign jurisdictions that are taxed at different rates than the Irish statutory tax rate. For three and nine months ended September 30, 2023, the Company’s income tax expense differed from the Irish statutory rate of 12.5% primarily due to U.S. GILTI provisions of the Tax Act, U.S. Subpart F income inclusion, and operations in foreign jurisdictions that are taxed at different rates than the Irish statutory tax rate.
Dole is required to adjust its effective tax rate for each quarter to be consistent with the estimated annual effective tax rate. Jurisdictions with a projected loss where no tax benefit can be recognized are excluded from the calculation of the estimated annual effective tax rate, which could result in a higher or lower effective tax rate during a particular quarter based upon the mix and timing of actual earnings compared to annual projections.
The Company’s net deferred tax liability is primarily related to acquired intangible assets and fair value adjustments resulting from the merger of Total Produce plc and DFC Holdings, LLC (referred herein as the “Merger”) and is net of deferred tax assets related to the U.S. federal interest disallowance carryforward, U.S. state and non-U.S. net operating loss carryforwards and other temporary differences. Dole maintains a valuation allowance against certain U.S state and non-U.S. deferred tax assets. Each reporting period, the Company evaluates the need for a valuation allowance on deferred tax assets by jurisdiction and adjusts estimates as more information becomes available.
The Company is required to recognize the financial statement effects of a tax position when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. As a result, Dole has recorded a reserve against tax benefits that do not meet the more likely than not threshold to sustain the tax position.
During the year ended December 31, 2022, the taxing authorities in one of Dole’s foreign jurisdictions issued an income tax assessment related to transfer pricing of approximately $30.0 million (including interest and penalties) for the 2017 tax year. The Company’s subsidiary appealed the assessment, and on March 9, 2023, the reviewing body annulled the assessment. The tax authority has begun a new audit, which the Company’s subsidiary has challenged based on the expiration of the statute of limitations. Based on the new audit, an assessment was issued in October 2023 of approximately $20.0 million (including interest and penalties) for the 2017 tax year. The Company continues to protest the reopening of the audit for 2017 on the grounds that the statute of limitations has expired and the Company has also appealed the most recent assessment with the taxing authorities. On December 20, 2023, the Tax Administration issued a resolution to the filed appeal in which the tax authority confirmed its assessments against the Company. In response, the Company filed an appeal on February 15, 2024. On May 7, 2024, the taxing authorities notified the Company confirming all assessments included in the notice of deficiency and rejecting the statute of limitation appeal. On June 17, 2024, the Company filed an appeal with the Administrative Tax Court. The Company filed an addition to its appeal with additional technical evidence on August 1, 2024 with the Administrative Tax Court. The Company believes that based on an analysis of the facts and circumstances, applicable local law, tax regulations and case law, it is more likely than not that we will prevail. While the Company believes the likelihood of paying the assessment is remote, the timing of resolution remains uncertain.
Dole plc and one or more of its subsidiaries files income tax returns in Ireland, the U.S. (both at the federal level and in various state jurisdictions), Canada and jurisdictions in Latin America and Europe. With few exceptions, Dole is no longer subject to income tax examinations by tax authorities for years prior to 2015.